Employee deferred compensation (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Plus Bond awards
Other compensation benefits
Period over which award will be expensed	3 years 0 months 0 days
Contingent Capital Awards (CCA)
Other compensation benefits
Period over which award will be expensed	3 years 0 months 0 days
Total value of awards granted	391